Cover	Feb. 26, 2020
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2020
Entity File Number	001-34280
Entity Registrant Name	AMERICAN NATIONAL INSURANCE CO /TX/
Entity Central Index Key	0000904163
Entity Tax Identification Number	74-0484030
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	One Moody Plaza
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550-7999
City Area Code	409
Local Phone Number	763-4661
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	ANAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false